SHAREHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10— SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company’s authorized number of ordinary shares was 300,000,000 shares with par value of $0.001.

On December 22, 2020, the Company issued 103,610 shares of common stock to The Crone Law Group, P.C. or its designees for legal services (see Note 11).

On January 1, 2021, the Company issued an aggregate of 310,830 shares to a third party service provider for consulting services that had been rendered.

On April 14 and April 27, 2022, the Company issued cashless warrant shares of 115,540 and 111,972 to two Lenders, respectively. (see Note 9 (b)).

From August 24 and September 27, 2022, the Company issued cashless warrants shares of 1,306,506 to seven Lenders, respectively. (see Note 9 (b)).

As of September 30, 2022, the Company had 33,345,541 issued and outstanding shares.

NOTE 12— SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company’s authorized number of ordinary shares was 300,000,000 shares with par value of $0.001.

On December 22,2020, the Company issued 103,610 shares of common stock to The Crone Law Group, P.C. or its designees for legal services (see Note 11).

On January 1, 2021, the Company issued an aggregate of 310,830 shares to a third party service provider for consulting services that had been rendered.

As of December 31, 2021, the Company had 31,811,523 issued and outstanding shares.

Statutory reserve and restricted net assets

Under PRC rules and regulations, all subsidiaries of Wetouch in the PRC are required to appropriate 10% of their net income to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. The appropriation to this statutory surplus reserve must be made before distribution of dividends can be made. The statutory reserve is non-distributable, other than during liquidation, and can be used to fund previous years losses, if any, and may be converted into share capital by issuing new shares to existing shareholders in proportion to their shareholders or by increasing the par value of the shares currently outstanding, provided that the remaining balance of the statutory reserve after such issue is not less than 25% of the registered capital.

Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

For the years ended December 31, 2021 and 2020, the Company made appropriations to the reserve fund of RMB12,933,795 (equivalent to US$2,005,084) and RMB6,907,298 (equivalent to US$1,058,590 ), respectively.